Earnings per share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per share
11.	Earnings per share:
(a)	Earnings per share computation:

The Company applies the if-converted method to determine the EPS impact for the convertible Series A preferred shares for those periods prior to the conversion of the Series A preferred shares on January 30, 2014. The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended	Earnings	Shares	Per share
December 31, 2015	(numerator)	(denominator)	amount
Net earnings	$199,391
Less preferred share dividends:
Series C	(33,537)
Series D	(10,086)
Series E	(11,121)
Series C preferred share repurchases	(100)
Basic EPS:
Earnings attributable to common shareholders	$144,547	99,217,000	$1.46
Effect of dilutive securities:
Share-based compensation	—	61,000
Diluted EPS:
Earnings attributable to common shareholders	$144,547	99,278,000	$1.46

For the year ended	Earnings	Shares	Per share
December 31, 2014	(numerator)	(denominator)	amount
Net earnings	$131,247
Less preferred share dividends:
Series A	(3,395)
Series C	(33,623)
Series D	(10,036)
Series E	(9,776)
Basic EPS:
Earnings attributable to common shareholders	$74,417	93,402,000	$0.80
Effect of dilutive securities:
Share-based compensation	—	131,000
Contingent consideration	—	117,000
Diluted EPS(1):
Earnings attributable to common shareholders	$74,417	93,650,000	$0.79

For the year ended	Earnings	Shares	Per share
December 31, 2013	(numerator)	(denominator)	amount
Net earnings	$299,028
Less preferred share dividends:
Series A	(38,390)
Series C	(34,035)
Series D	(6,744)
Series C preferred share repurchases	(660)
Basic EPS:
Earnings attributable to common shareholders	$219,199	65,273,000	$3.36
Effect of dilutive securities:
Share-based compensation	—	306,000
Contingent consideration	—	567,000
Shares held in escrow	—	47,000
Convertible Series A preferred shares	38,390	21,641,000
Diluted EPS:
Earnings attributable to common shareholders plus assumed conversion	$257,589	87,834,000	$2.93

(1)	The convertible Series A preferred shares are not included in the computation of diluted EPS because their effects are anti-dilutive for the period the shares were outstanding.